United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2008

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, July 15, 2008

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      264     7830 SH       Sole                     7830
Anadarko Petroleum             COM              032511107    11293   150900 SH       Sole                   150900
Bayou Bend Petroleum           COM              073014102      417   800000 SH       Sole                   800000
Ecolab Inc.                    COM              278865100    12244   284800 SH       Sole                   284800
Exelon Corp.                   COM              30161N101      144     1600 SH       Sole                     1600
Fastenal Co.                   COM              311900104    13112   303800 SH       Sole                   303800
Gardner Denver, Inc.           COM              365558105    20493   360800 SH       Sole                   360800
General Electric Co            COM              369604103       83     3100 SH       Sole                     3100
Goldcorp Inc.                  COM              380956409    20993   454700 SH       Sole                   454700
Hathor Exploration             COM              419018106     1364   540000 SH       Sole                   540000
Henry Schein Inc.              COM              806407102    16802   325800 SH       Sole                   325800
Japan Small Cap. Fd            COM              47109U104      374    40000 SH       Sole                    40000
Kit Resources                  COM              498020106       26    50000 SH       Sole                    50000
Linear Technology              COM              535678106    17713   543837 SH       Sole                   543837
Mettler-Toledo Int'l           COM              592688105    17499   184475 SH       Sole                   184475
Paychex, Inc.                  COM              704326107     9168   293100 SH       Sole                   293100
Portfolio Recovery             COM              73640Q105    11721   312550 SH       Sole                   312550
Pro Shares USF                 COM              74347R628      313     2000 SH       Sole                     2000
ProShares US China             COM              74347R321     1260    14900 SH       Sole                    14900
Robert Half Int'l              COM              770323103     9460   394650 SH       Sole                   394650
Rollins, Inc.                  COM              775711104      148    10000 SH       Sole                    10000
St. Mary Land & Exp.           COM              792228108    50965   788450 SH       Sole                   788450
Sysco Corp.                    COM              871829107    11983   435600 SH       Sole                   435600
Tapango Resources              COM              875932105       59   150000 SH       Sole                   150000
Thompson Creek Mtls            COM              884768102      624    32000 SH       Sole                    32000
Walgreen Co.                   COM              931422109    12724   391400 SH       Sole                   391400
Waters Corporation             COM              941848103    14584   226113 SH       Sole                   226113